Leases - Summary of Breakdown of Lease Expense (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Leases [Line Items]
Depreciation of right-of-use assets	£ (213)	£ (257)	£ (262)
Impairment charges	(1)	(129)	(34)
Short-term lease expense	(21)	(22)	(20)
Low-value lease expense	(2)	(3)	(2)
Variable lease expense	(48)	(45)	(57)
Sublease income	20	17	19
Charge to operating profit	(265)	(439)	(356)
Interest expense related to lease liabilities	(98)	(106)	(96)
Charge to profit before taxation for leases	(363)	(545)	(452)
Land and buildings
Disclosure Of Leases [Line Items]
Depreciation of right-of-use assets	(197)	(236)	(245)
Impairment charges	(1)	(129)
Interest expense related to lease liabilities	(95)	(103)
Plant and machinery
Disclosure Of Leases [Line Items]
Depreciation of right-of-use assets	(16)	(21)	£ (17)
Impairment charges	0	0
Interest expense related to lease liabilities	£ (3)	£ (3)